Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Schedule of Fair Value of the Assets Acquired and the Liabilities	The fair value of the assets acquired and the liabilities assumed by the Company in connection with the acquisition is as follows:
Total consideration	$18,226,572

Net assets acquired:
Cash	$1,000,989
Accounts receivable	10,939
Prepaid expenses	200,651
Property and equipment	37,841
Software and technology	9,352,000
Accounts payable, accruals, and other liabilities	(1,137,814)
Deferred tax liability	(1,230,526)
Total net assets acquired	$8,234,080

Goodwill	$9,992,492
Fair Value
Software and technology	$9,000,740
Assembled workforce	366,188
Net working capital	(14,808)
Deferred tax liability	(2,059,120)
Total consideration	$7,293,000

Schedule of Estimate of Fair Value	The fair value of the consideration consists of the following:
Fair Value
Shares issued	$6,055,409
Shares to be issued	3,747,209
Replacement awards	15,578
Contingent consideration (liability) – retention payments	3,491,741
Contingent consideration (equity) – milestone 1	2,490,152
Contingent consideration (equity) – milestone 2	2,356,483
Contingent consideration payable	70,000
Total consideration	$18,226,572

Schedule of Contingently Issuable Shares	The following table shows the breakdown of the contingently issuable shares:
Number of Shares
Contingent consideration	903,689
Share-based compensation (Note 13)	596,311
Total contingently issuable shares	1,500,000